NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	12 Months Ended
Dec. 29, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED:
IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)
In May 2024, IASB issued limited amendments to IFRS 9 and IFRS 7. These amendments provide clarity on the timing of recognition and derecognition of financial assets and liabilities, the assessment of contractual cash flow characteristics, and the resulting classification and disclosure of financial assets with environmental, social, and governance linked or other contingent features. Additionally, the amendments clarify that a financial liability is derecognized on the settlement date, with the accounting policy choice to derecognize a financial liability settled using an electronic payment system before the settlement date, provided specific conditions are met. Additional disclosures are required for financial instruments with contingent features and investments in equity instruments designated at fair value through other comprehensive income with these amendments. These amendments are effective for annual reporting periods beginning on or after January 1, 2026. Early adoption is permitted, with an option to early adopt only the amendments to the classification of financial assets. The Company is currently evaluating the potential impact of these amendments on its consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")
On April 9, 2024, the IASB issued IFRS 18 to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements. It carries forward many requirements from IAS 1 unchanged. The standard sets out requirements on presentation and disclosures in financial statements. It introduces a defined structure for the statement of income composed of required categories and subtotals. The standard also introduces specific disclosure requirements for management-defined performance measures and a reconciliation between these measures and the most similar subtotal specified in IFRS, which must be disclosed in a single note. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is currently evaluating the impact of the adoption of IFRS 18 on its consolidated financial statements.